Eaton Vance
New York Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 98.2%
Security	Principal Amount (000's omitted)	Value
Education — 11.1%
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	$300	$ 314,481
Build NYC Resource Corp., NY, (Nightingale-Bamford School), 5.00%, 7/1/40	1,250	1,303,464
Build NYC Resource Corp., NY, (Success Academy Charter School), 4.00%, 9/1/44	750	668,400
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester), 5.00%, 10/1/25	930	932,727
New York Dormitory Authority, (Rockefeller University), 4.00%, 7/1/49	1,000	863,320
New York Dormitory Authority, (St. John's University), 5.00%, 7/1/43	250	254,763
New York Dormitory Authority, (University of New York):
5.00%, 7/1/33	1,300	1,464,728
5.00%, 7/1/35	365	411,412
Onondaga County Trust for Cultural Resources, NY, (Syracuse University), 5.00%, 12/1/45	1,000	1,015,821
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	80	78,718
		$ 7,307,834
Electric Utilities — 1.6%
Utility Debt Securitization Authority, NY, 5.00%, 12/15/41	$1,000	$ 1,077,744
		$ 1,077,744
General Obligations — 14.4%
Islip, NY:
4.00%, 4/1/37	$870	$ 897,938
4.125%, 4/1/42	1,135	1,113,765
Nassau County, NY:
4.00%, 4/1/43	500	469,532
4.00%, 4/1/50	495	440,275
New York, 5.00%, 3/15/39	1,270	1,415,431
New York, NY:
4.00%, 9/1/46	1,000	889,628
5.00%, 3/15/39	1,500	1,636,074
5.00%, 8/1/45	400	412,010
Puerto Rico, 0.00%, 7/1/33	425	294,296
Rye City School District, NY, 4.125%, 6/15/42	1,720	1,696,707
Valley Stream, NY, 2.125%, 5/15/26	240	235,811
		$ 9,501,467
Security	Principal Amount (000's omitted)	Value
Hospital — 6.0%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	$1,390	$ 1,366,472
4.00%, 11/1/29	1,110	1,083,399
New York Dormitory Authority, (Montefiore Obligated Group):
5.25%, 11/1/38	500	530,645
5.25%, 11/1/39	500	525,140
New York Dormitory Authority, (Northwell Health Obligated Group), 4.00%, 5/1/54	500	414,179
		$ 3,919,835
Housing — 5.6%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 842,593
Sustainable Development Bonds, 2.85%, 11/1/39	990	770,281
Sustainable Development Bonds, 4.30%, 11/1/45	495	463,075
Sustainable Development Bonds, 4.45%, 8/1/43	1,000	962,020
New York Housing Finance Agency, (FHLMC), 3.57% to 11/1/31 (Put Date), 5/1/42	500	496,096
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/26	170	171,392
		$ 3,705,457
Industrial Development Revenue — 4.8%
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), (AMT), 4.00%, 5/15/32(1)	$375	$ 377,568
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(2)	250	234,590
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	1,000	988,428
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.00%, 10/1/30	1,000	983,215
(AMT), 6.00%, 4/1/35	550	598,602
		$ 3,182,403
Insured - Education — 0.9%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AG), 5.00%, 10/1/34	$500	$ 566,987
		$ 566,987

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,057,136
		$ 2,057,136
Insured - General Obligations — 2.6%
Nassau County, NY, (AG), 4.00%, 4/1/47	$335	$ 299,637
Oswego, NY, (BAM), 4.00%, 4/15/44	1,465	1,390,549
		$ 1,690,186
Insured - Hospital — 2.0%
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AG), 5.00%, 11/1/47	$1,280	$ 1,304,604
		$ 1,304,604
Insured - Solid Waste — 1.4%
Onondaga County Resource Recovery Agency, NY:
(AG), (AMT), 5.00%, 5/1/26	$150	$ 152,241
(AG), (AMT), 5.00%, 5/1/28	740	766,120
		$ 918,361
Insured - Transportation — 0.7%
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	$500	$ 430,983
		$ 430,983
Lease Revenue/Certificates of Participation — 2.9%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$1,000	$ 1,026,633
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	1,000	891,116
		$ 1,917,749
Other Revenue — 1.5%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$1,000	$ 952,820
		$ 952,820
Senior Living/Life Care — 3.1%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 260,708
5.25%, 11/1/25	750	752,877
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	$1,000	$ 1,026,382
		$ 2,039,967
Special Tax Revenue — 16.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 196,523
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/41	500	530,698
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	375	367,422
4.00%, 8/1/48	980	868,357
5.00%, 11/1/33	175	198,014
5.00%, 5/1/49	1,000	1,020,573
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/45	1,000	1,009,280
5.00%, 3/15/53	1,000	1,011,984
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,295,463
5.00%, 3/15/49	1,000	1,016,932
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021A, 5.00%, 5/15/51	1,000	1,005,650
Series 2021C, 5.00%, 5/15/51	1,000	1,006,199
Green Bonds, 5.25%, 5/15/47	1,000	1,036,289
		$10,563,384
Transportation — 15.3%
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/45	$415	$ 357,546
Green Bonds, 4.75%, 11/15/45	95	92,712
Green Bonds, 5.00%, 11/15/35	500	553,301
Green Bonds, 5.00%, 11/15/46	1,000	989,379
New York State Thruway Authority, 4.00%, 1/1/45	1,000	892,674
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	969,460
Port Authority of New York and New Jersey:
5.00%, 1/15/34	1,410	1,608,158
5.00%, 1/15/43	1,000	1,052,587
(AMT), 5.00%, 8/1/37	1,000	1,037,636
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	1,000	746,815
5.00%, 11/15/51	1,000	1,005,995

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/44	$750	$ 762,517
		$10,068,780
Water and Sewer — 5.2%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/48	$1,075	$ 1,104,582
5.25%, 6/15/47	670	697,559
5.25%, 6/15/54	790	815,613
Suffolk County Water Authority, NY, 3.25%, 6/1/42	1,000	823,750
		$ 3,441,504
Total Tax-Exempt Municipal Obligations (identified cost $65,537,369)		$64,647,201

Taxable Municipal Obligations — 2.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$505	$ 505,000
		$ 505,000
Special Tax Revenue — 1.4%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 399,063
Oneida Indian Nation of New York, 7.25%, 9/1/34(2)	500	503,081
		$ 902,144
Total Taxable Municipal Obligations (identified cost $1,364,049)		$ 1,407,144
Total Investments — 100.3% (identified cost $66,901,418)		$66,054,345
Other Assets, Less Liabilities — (0.3)%		$ (208,816)
Net Assets — 100.0%		$65,845,529

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $1,922,622 or 2.9% of the Fund's net assets.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2025, 10.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.8% to 4.7% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
NPFG	– National Public Finance Guarantee Corp.

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2025
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$64,647,201	$ —	$64,647,201
Taxable Municipal Obligations	—	1,407,144	—	1,407,144
Total Investments	$ —	$66,054,345	$ —	$66,054,345
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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